Intangible Assets - Narrative (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) product	Jun. 30, 2016 USD ($) product	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment					$ 685,287	$ 1,129,181
Intangible assets (Notes 5 & 8)	$ 1,503,878		$ 2,279,720		1,503,878	2,279,720	$ 3,961,742
Acquired product rights and manufacturing processes
Disclosure of detailed information about intangible assets [line items]
Impairment					625,694	1,070,711	0
Intangible assets (Notes 5 & 8)	1,381,631		2,084,594		1,381,631	2,084,594	3,478,386
IPR&D
Disclosure of detailed information about intangible assets [line items]
Impairment	28,011	$ 31,582			59,593	58,470	0
Intangible assets (Notes 5 & 8)	9,269		59,600		9,269	59,600	295,513
Distribution contracts
Disclosure of detailed information about intangible assets [line items]
Impairment					0	0
Intangible assets (Notes 5 & 8)	16,683		$ 20,684		$ 16,683	$ 20,684	$ 32,538
Concordia International | Acquired product rights and manufacturing processes
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		13.50%	11.00%			11.00%
Concordia International | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 124,899	$ 301,538	$ 188,028
Discount rate applied to cash flow projections	13.50%				13.50%
Percentage of reasonably possible change in discount rate	0.50%	0.50%	1.00%
Percentage of reasonably possible change in growth rate	0.50%	0.50%	1.00%
Concordia International | Manufacturing processes
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 10,440	$ 37,618	$ 8,669
Concordia International | IPR&D
Disclosure of detailed information about intangible assets [line items]
Impairment			$ 58,470
Discount rate applied to cash flow projections			13.20%			13.20%
Percentage of reasonably possible change in discount rate			1.00%
Increase in discount rate, increase on impairment loss			$ 2,661
Decrease in discount rate, decrease on impairment loss			$ 3,052
Growth rate used to extrapolate cash flow projections			(5.00%)			(5.00%)
Percentage of reasonably possible change in growth rate			1.00%
Increase in revenue growth assumption, decrease in impairment loss			$ 1,118
Decrease in revenue growth assumption, increase on impairment loss			$ (1,246)
Concordia North America
Disclosure of detailed information about intangible assets [line items]
Number of products with triggering event for impairment | product			7	2
Concordia North America | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections			11.00%			11.00%
Percentage of reasonably possible change in discount rate			1.00%	1.00%
Percentage of reasonably possible change in growth rate			1.00%	1.00%
Concordia North America | Bottom of range | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections				10.40%
Concordia North America | Top of range | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections				11.40%
Concordia North America | Donnatal | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment		106,887
Intangible assets (Notes 5 & 8)		$ 162,836
Discount rate applied to cash flow projections		13.00%	11.00%			11.00%
Percentage of reasonably possible change in discount rate		0.50%
Increase in discount rate, increase on impairment loss		$ 3,910
Decrease in discount rate, decrease on impairment loss		$ 4,145
Percentage of reasonably possible change in growth rate		0.50%
Increase in revenue growth assumption, decrease in impairment loss		$ 1,808
Decrease in revenue growth assumption, increase on impairment loss		$ (1,705)
Concordia North America | Nilandron | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment	44,312					$ 306,189
Intangible assets (Notes 5 & 8)	$ 9,824			$ 60,654	$ 9,824
Discount rate applied to cash flow projections	13.00%				13.00%
Percentage of reasonably possible change in discount rate	0.50%
Increase in discount rate, increase on impairment loss	$ 277			5,135
Decrease in discount rate, decrease on impairment loss	$ 295			6,195
Percentage of reasonably possible change in growth rate	0.50%
Increase in revenue growth assumption, decrease in impairment loss	$ 124			5,435
Decrease in revenue growth assumption, increase on impairment loss	$ (132)			(4,510)
Concordia North America | Plaquenil® | Acquired product rights
Disclosure of detailed information about intangible assets [line items]
Impairment			$ 219,354			260,887
Intangible assets (Notes 5 & 8)			47,089	271,263		$ 47,089
Increase in discount rate, increase on impairment loss			1,537	27,101
Decrease in discount rate, decrease on impairment loss			1,660	33,181
Increase in revenue growth assumption, decrease in impairment loss			1,803	31,373
Decrease in revenue growth assumption, increase on impairment loss			$ (1,946)	$ (25,819)